OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Debt Securities
Atlas Senior Loan Fund XX, Ltd.
Mezzanine Debt - Class E	14.75%	(SOFR + 9.43%)	10/13/2022	10/19/2035	$2,000,000	$1,861,265	$1,879,955	1.8%

Atlas Senior Loan Fund XXI, Ltd.
Mezzanine Debt - Class E	14.63%	(SOFR + 9.04%)	7/20/2023	7/20/2035	1,450,000	1,327,087	1,327,087	1.3%

Birch Grove CLO 5, Ltd.
Mezzanine Debt - Class E	13.50%	(SOFR + 8.65%)	4/28/2023	4/20/2035	3,000,000	2,916,132	2,916,132	2.8%

Birch Grove CLO 6, Ltd.
Mezzanine Debt - Class E	14.47%	(SOFR + 8.93%)	7/7/2023	7/7/2035	2,500,000	2,425,254	2,425,254	2.3%

Carlyle US CLO 2022-6, Ltd.
Mezzanine Debt - Class E	13.98%	(SOFR + 8.63%)	12/9/2022	10/25/2034	1,000,000	956,597	1,003,703	0.9%

LCM 31 CLO
Mezzanine Debt - Class E	12.41%	(SOFR + 7.08%)	12/18/2020	1/20/2032	250,000	248,640	238,701	0.2%

PPM CLO 6 Ltd.
Mezzanine Debt - Class E	13.80%	(SOFR + 8.21%)	12/20/2022	1/20/2031	1,000,000	927,888	975,337	0.9%

Sandstone Peak CLO II
Mezzanine Debt - Class E	14.03%	(SOFR + 8.79%)	6/9/2023	7/20/2036	2,800,000	2,690,009	2,690,009	2.5%

Sycamore Tree CLO 2023-2
Mezzanine Debt - Class E	14.27%	(SOFR +8.94%)	2/22/2023	4/20/2035	4,000,000	3,835,287	3,917,524	3.7%

Sycamore Tree CLO 2023-3
Mezzanine Debt - Class E	13.65%	(SOFR + 8.66%)	4/14/2023	4/20/2035	3,000,000	2,873,028	2,873,028	2.7%

1

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
VCP CLO II
Mezzanine Debt - Class E	13.97%	(SOFR + 8.40%)	2/19/2021	4/15/2031	$500,000	$490,079	$491,518	0.5%

Total CLO Debt Securities					$21,500,000	$20,551,266	$20,738,248	19.6%

CLO Equity Securities(6)

Allegro CLO VII, Ltd.
Subordinated Notes	4.12%		2/14/2019	6/13/2031	$3,100,000	$1,617,915	$802,347	0.9%

Allegro CLO 2021-2, Ltd.
Subordinated Notes	19.47%		8/23/2021	10/15/2034	5,000,000	3,928,694	3,474,953	3.4%

Allegro CLO XV, LTD.
Subordinated Notes	21.47%		6/10/2022	7/20/2035	4,640,000	3,365,108	3,513,350	3.3%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	8.30%		10/5/2018	4/13/2031	2,100,000	1,232,035	875,929	0.8%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	21.91%		11/16/2020	10/20/2031	6,170,000	5,507,886	3,904,414	3.7%

Apex Credit CLO 2021 Ltd.
Subordinated Notes	19.97%		5/28/2021	7/18/2034	7,140,000	5,669,577	4,612,101	4.4%

Apex Credit CLO 2022-1A
Subordinated Notes	16.16%		4/28/2022	4/22/2033	8,833,176	7,107,061	5,666,478	5.4%

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	4/20/2028	1,200,000	432,353	110,944	0.1%

2

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Atlas Senior Loan Fund X Ltd.
Subordinated Notes(7)	0.00%		10/5/2018	1/15/2031	$5,000,000	$2,033,362	$595,811	0.6%

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	23.46%		9/20/2021	10/20/2034	6,000,000	4,643,604	3,760,476	3.6%

Battalion CLO IX Ltd.
Subordinated Notes - Income	8.82%		10/10/2018	7/15/2031	1,079,022	630,415	312,462	0.3%
Subordinated Notes	8.82%		10/10/2018	7/15/2031	1,770,978	1,034,640	512,839	0.5%
					2,850,000	1,665,055	825,301	0.8%
Battalion CLO XI Ltd.
Subordinated Notes	16.41%		3/20/2019	10/24/2029	5,000,000	3,916,710	3,073,997	2.9%

Battalion CLO XV Ltd.
Subordinated Notes	30.99%		7/17/2023	1/17/2033	3,500,000	1,858,787	1,955,419	1.8%
Subordinated Notes	30.99%		7/17/2023	1/17/2033	3,500,000	1,858,787	1,955,419	1.8%
					7,000,000	3,717,574	3,910,838	3.6%
Battalion CLO XIX Ltd.
Subordinated Notes	23.61%		3/16/2021	4/15/2034	5,000,000	2,950,901	2,730,218	2.6%

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	11.36%		9/18/2019	1/15/2030	3,701,700	2,231,840	1,214,362	1.1%

Bridge Street CLO III Ltd.
Subordinated Notes	20.33%		12/28/2022	10/20/2034	6,900,000	3,725,427	4,415,204	4.2%

Crown Point CLO 4 Ltd.
Subordinated Notes	8.39%		3/22/2019	4/20/2031	5,000,000	2,990,761	1,424,679	1.3%

Dryden 30 Senior Loan Fund
Subordinated Notes	5.65%		10/5/2018	11/15/2028	1,000,000	323,952	137,940	0.1%

3

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Dryden 38 Senior Loan Fund
Subordinated Notes	5.99%		10/5/2018	7/15/2030	$2,600,000	$1,354,232	$781,455	0.7%

Dryden 41 Senior Loan Fund
Subordinated Notes	4.33%		10/5/2018	4/15/2031	2,600,000	988,100	510,056	0.5%

Dryden 53 CLO, Ltd.
Subordinated Notes - Income	9.54%		10/5/2018	1/15/2031	3,200,000	1,689,687	786,745	0.7%
Subordinated Notes	11.91%		10/1/2019	1/15/2031	500,000	255,052	122,929	0.1%
					3,700,000	1,944,739	909,674	0.8%
Dryden 60 CLO, Ltd.
Subordinated Notes	10.82%		4/23/2021	7/15/2031	5,950,000	4,439,676	2,924,770	2.8%

Dryden 76 CLO, Ltd.
Subordinated Notes	17.88%		9/27/2019	10/20/2032	2,250,000	1,858,238	1,524,827	1.4%

Dryden 87 CLO, Ltd.
Subordinated Notes	18.63%		6/2/2021	5/20/2034	5,000,000	4,302,943	3,737,766	3.5%

Dryden 95 CLO, Ltd.
Subordinated Notes	18.14%		7/29/2021	8/20/2034	6,000,000	4,909,026	4,193,618	4.0%

Dryden 98 CLO, Ltd.
Subordinated Notes	19.90%		3/17/2022	4/20/2035	5,500,000	4,384,312	4,044,068	3.8%

Elevation CLO 2017-7, Ltd.
Subordinated Notes(7)(8)(11)	0.00%		10/5/2018	7/15/2030	2,600,464	684,363	46,078	—%

Elevation CLO 2017-8, Ltd.
Subordinated Notes(7)	0.00%		10/5/2018	10/25/2030	2,000,000	831,714	346,428	0.3%

4

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Elevation CLO 2021-12, Ltd.
Subordinated Notes	18.74%		5/26/2021	4/20/2032	$3,500,000	$2,511,254	$1,567,799	1.5%

Elevation CLO 2021-13, Ltd.
Subordinated Notes	18.41%		6/9/2021	7/15/2034	6,026,765	4,554,954	3,479,839	3.3%

Elevation CLO 2021-14, Ltd.
Subordinated Notes	15.58%		10/29/2021	10/20/2034	7,237,500	5,751,162	4,373,620	4.1%

Elevation CLO 2021-15, Ltd.
Subordinated Notes	16.31%		12/23/2021	1/5/2035	9,000,000	6,392,715	4,676,054	4.4%

Flatiron CLO 2017-1, Ltd.
Subordinated Notes	6.38%		3/22/2019	5/15/2030	3,000,000	1,849,711	1,260,270	1.2%

Flatiron CLO 18 Ltd.
Subordinated Notes	7.67%		10/5/2018	4/17/2031	4,500,000	3,146,843	2,266,298	2.1%

Greenwood Park CLO, Ltd.
Subordinated Notes	2.86%		10/5/2018	4/15/2031	4,000,000	2,384,650	1,271,472	1.2%

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	12.93%		3/20/2019	7/20/2031	3,000,000	1,859,830	911,816	0.9%

HarbourView CLO VII-R, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	11/18/2026	3,100,000	1,886,533	154,370	0.1%

Jamestown CLO XVI, Ltd.
Subordinated Notes	21.34%		7/29/2021	7/25/2034	3,500,000	2,558,297	2,292,213	2.2%

5

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
LCM 31 CLO
Subordinated Notes	22.01%		12/18/2020	1/20/2032	$1,350,000	$994,923	$723,261	0.7%

Madison Park Funding XXIII, Ltd.
Subordinated Notes	20.03%		10/5/2018	7/27/2047	4,000,000	2,368,496	1,835,577	1.7%

Madison Park Funding XXIX, Ltd.
Subordinated Notes	20.70%		12/22/2020	10/18/2047	1,000,000	624,759	566,638	0.5%

Marble Point CLO X Ltd.
Subordinated Notes	4.39%		10/5/2018	10/15/2030	7,000,000	3,205,874	1,397,847	1.3%

Marble Point CLO XI Ltd.
Subordinated Notes - Income	0.66%		10/5/2018	12/18/2047	1,500,000	735,235	221,969	0.2%

Marble Point CLO XX, Ltd.
Subordinated Notes	17.65%		4/9/2021	4/23/2051	5,125,000	3,939,290	3,001,219	2.8%

Marble Point CLO XXI, Ltd.
Subordinated Notes	17.29%		8/24/2021	10/17/2051	5,250,000	4,104,293	3,053,903	2.9%

Marble Point CLO XXIII Ltd.
Subordinated Notes	17.13%		12/3/2021	1/22/2052	1,750,000	1,437,374	1,151,718	1.1%

MidOcean Credit CLO VII Ltd.
Subordinated Notes - Income(7)(8)	0.00%		3/20/2019	7/15/2029	3,275,000	1,056,168	164,500	0.2%

MidOcean Credit CLO VIII Ltd.
Subordinated Notes - Income	16.04%		1/14/2019	2/20/2031	3,225,000	1,978,289	1,041,021	1.0%

6

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
MidOcean Credit CLO IX Ltd.
Subordinated Notes - Income	12.60%		11/21/2018	7/20/2031	$3,000,000	$1,742,481	$981,905	0.9%

Niagara Park CLO, Ltd.
Subordinated Notes	16.71%		11/8/2019	7/17/2032	4,500,000	3,506,145	2,578,356	2.4%

Octagon Investment Partners 39, Ltd.
Subordinated Notes	12.90%		2/27/2020	10/20/2030	3,600,000	2,056,057	1,236,427	1.2%

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%		11/2/2018	4/18/2031	4,000,000	746,358	251,465	0.2%

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	19.80%		3/28/2022	4/15/2035	5,000,000	3,665,626	3,238,969	3.1%

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes(7)	0.00%		10/10/2018	10/22/2031	2,778,000	1,319,034	631,712	0.6%

Trinitas CLO VIII
Subordinated Notes	10.22%		4/28/2021	7/20/2117	2,800,000	1,617,668	935,065	0.9%

Venture 33 CLO Limited
Subordinated Notes	10.83%		3/21/2019	7/15/2031	3,150,000	1,785,672	634,961	0.6%

Vibrant CLO X Ltd.
Subordinated Notes	0.64%		5/23/2019	10/20/2031	8,000,000	4,372,144	1,916,727	1.8%

Vibrant CLO XIII, Ltd.
Subordinated Notes	17.17%		6/3/2021	7/15/2034	5,000,000	4,035,940	3,179,596	3.0%

7

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Voya CLO 2017-4, Ltd.
Subordinated Notes	6.48%		10/5/2018	10/15/2030	$1,000,000	$586,137	$261,080	0.2%

Wind River 2015-1 CLO
Subordinated Notes	13.45%		4/28/2021	10/20/2030	2,600,000	1,233,063	738,738	0.7%

Webster Park CLO
Subordinated Notes	7.96%		4/23/2021	1/20/2027	3,363,000	1,945,177	989,974	0.9%

Zais CLO 3, Limited
Subordinated Notes - Income(7)	0.00%		10/10/2018	7/15/2031	1,038,255	540,793	147,724	0.1%
Subordinated Notes(7)	0.00%		10/10/2018	7/15/2031	1,761,745	910,272	250,663	0.2%
					2,800,000	1,451,065	398,387	0.3%

Total CLO Equity Securities					$255,765,605	$166,160,375	$117,452,848	110.8%

Loan Accumulation Facilities(9)

Allegro CLO XVI, Ltd	14.50%		6/2/2023	5/5/2025	$623,750	$623,750	$623,750	0.6%
Loan Accumulation Facility

Brightwood Capital MM CLO 2022-1, Ltd.
Loan Accumulation Facility(8)	0.00%		1/5/2022	12/31/2032	7,500,000	7,500,000	7,364,250	7.0%

Total Loan Accumulation Facilities					$8,123,750	$8,123,750	$7,988,000	7.6%
Other CLO equity-related investments
CLO other(10)	19.40%					$785,405	$896,387	0.8%

Total Investments					$285,389,355	$195,620,796	$147,075,483	138.8%

8

OFS Credit Company, Inc.

Schedule of Investments

As of July 31, 2023

(unaudited)

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	We do not “control” and are not an “affiliate” of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, we would be presumed to “control” a portfolio investment if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if we owned 5% or more of its voting securities.
(3)	The rate disclosed on CLO equity securities is the estimated effective yield, generally established at purchase, and reevaluated upon the receipt of the initial distribution and each subsequent quarter thereafter. The estimated effective yield is based upon projected amounts and timing of future distributions and the projected amounts and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amounts and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflect the contractual interest rate, and exclude yield related to accretion of discounts. The rate disclosed on Loan Accumulation Facilities represents the estimated yield to be earned on the investment through estimated redemption. As of July 31, 2023, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 14.11% (excludes discount accretion on CLO debt investments).
(4)	CLO debt securities bear interest at a rate determined by reference to three-month SOFR which resets quarterly. The rate provided for each CLO debt security is as of July 31, 2023.
(5)	The fair value of all investments was determined in good faith by OFS Advisor using significant, unobservable inputs.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the residual cash flow payments made by underlying securities less contractual payments to debt holders and fund expenses, subject to compliance with coverage tests and other provisions of the respective CLO indenture, as applicable.
(7)	As of July 31, 2023, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.
(8)	Non-income producing.
(9)	Loan Accumulation Facilities are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.
(10)	Fair value represents discounted cash flows associated with fees earned from CLO equity-related investments.
(11)	As of July 31, 2023, the investment has been optionally redeemed and is in the process of liquidating. Remaining residual distributions are anticipated to be recognized as return of capital.

9